Other disclosures - Related party transactions - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share repurchase programme of Novo Nordisk B shares
Disclosure of subsidiaries [line items]
Share repurchase programme, authorized amount	kr 24,000	kr 1,600
Parent | Novo Holdings A/S
Disclosure of subsidiaries [line items]
Share capital owned (as a percent)	28.10%
Number of votes (as a percent)	76.90%
Purchase of Novo Nordisk B shares	kr 6,984	kr 6,695	kr 5,963
Parent | Novo Holdings A/S | B shares
Disclosure of subsidiaries [line items]
Number of shares acquired (in shares)	8,415,000